Income tax expense - Net deferred tax (assets)/liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₨ (64,537)	$ (851)	₨ (73,958)
Deferred tax liabilities	52,988	698	21,894
Net deferred tax (asset)/ liability	₨ (11,549)	$ (153)	₨ (52,064)	₨ (52,994)	₨ (8,676)